Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020
C000227893_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227893_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000235239_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.68%
C000235239_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.72%
C000217772_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000217772_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000235238_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000235238_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000227899_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227899_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227898_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227898_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227891_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227891_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227896_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227896_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227892_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227892_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227900_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227900_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000217779_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000217779_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000235240_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000235240_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.79%
C000227890_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227890_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227897_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227897_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227889_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227889_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227894_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.39%
C000227894_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227895_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.58%
C000227895_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227893_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000227893_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 10,000
C000227893_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 8,910
C000227893_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 8,923
C000227893_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,592	$ 11,592	$ 11,592	$ 11,592
C000227893_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227893_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227893_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227893_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227893_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227893_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227893_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227893_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227893_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227893_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	$ 12,101	$ 12,101	12,101
C000227893_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.91%
C000227893_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.12%
C000227893_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227893_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000235239_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable Sector Fund
C000235239_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235239_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,350
C000235239_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,832	$ 9,832	9,832	9,832
C000235239_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000235239_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235239_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,431
C000235239_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,669	$ 9,669	9,669	9,669
C000235239_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Index℠
C000235239_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235239_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,365
C000235239_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,545	$ 9,545	9,545	$ 9,545
C000235239_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.43%
C000235239_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.38%
C000235239_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000235239_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.36%
C000217772_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Agricultural Productivity Fund
C000217772_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 10,000
C000217772_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,910
C000217772_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,986
C000217772_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,880
C000217772_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,454	18,454	18,454	$ 18,454
C000217772_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Select Agriculture Producers IMI 25/50 Index
C000217772_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000217772_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,063
C000217772_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						19,018
C000217772_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,496
C000217772_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	17,778	17,778	17,778	$ 17,778
C000217772_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000217772_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000217772_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,918
C000217772_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						15,538
C000217772_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,529
C000217772_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708	14,708	$ 14,708
C000217772_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.48%
C000217772_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	16.14%
C000217772_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.79%
C000217772_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.73%
C000235238_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable Future Fund
C000235238_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235238_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,340
C000235238_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,424	$ 9,424	9,424	9,424
C000235238_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000235238_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235238_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,431
C000235238_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,669	$ 9,669	9,669	9,669
C000235238_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000235238_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235238_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,374
C000235238_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,564	$ 9,564	$ 9,564	9,564
C000235238_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.13%
C000235238_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.62%
C000235238_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000235238_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.36%
C000227899_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000227899_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227899_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,452
C000227899_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,853
C000227899_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,497	12,497	$ 12,497	12,497
C000227899_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227899_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227899_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227899_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227899_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227899_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227899_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227899_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,518
C000227899_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,711
C000227899_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	12,390	$ 12,390	12,390
C000227899_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.83%
C000227899_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.82%
C000227899_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227899_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000227898_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000227898_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227898_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,442
C000227898_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,833
C000227898_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,446	12,446	$ 12,446	12,446
C000227898_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227898_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227898_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227898_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227898_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227898_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227898_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227898_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,518
C000227898_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,711
C000227898_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	12,390	$ 12,390	12,390
C000227898_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.58%
C000227898_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.67%
C000227898_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227898_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000227891_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000227891_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227891_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,820
C000227891_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,720
C000227891_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,200	11,200	$ 11,200	11,200
C000227891_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227891_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227891_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227891_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227891_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227891_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227891_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227891_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227891_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227891_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	$ 12,101	12,101
C000227891_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.44%
C000227891_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.90%
C000227891_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.44%
C000227891_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.90%
C000227891_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227891_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000227896_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000227896_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,650
C000227896_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,061
C000227896_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,393
C000227896_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,831	11,831	$ 11,831	11,831
C000227896_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227896_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227896_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227896_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227896_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227896_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227896_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227896_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,518
C000227896_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,711
C000227896_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	12,390	$ 12,390	12,390
C000227896_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.54%
C000227896_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.84%
C000227896_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.95%
C000227896_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.12%
C000227896_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227896_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000227892_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000227892_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227892_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,900
C000227892_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,893
C000227892_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,542	11,542	$ 11,542	11,542
C000227892_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227892_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227892_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227892_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227892_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227892_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227892_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227892_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227892_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227892_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	$ 12,101	12,101
C000227892_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.79%
C000227892_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.96%
C000227892_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227892_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000227900_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable U.S. Equity Fund
C000227900_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227900_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,442
C000227900_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,833
C000227900_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,446	12,446	$ 12,446	12,446
C000227900_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227900_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227900_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227900_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227900_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227900_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227900_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227900_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,518
C000227900_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,711
C000227900_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	12,390	$ 12,390	$ 12,390
C000227900_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.58%
C000227900_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.67%
C000227900_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227900_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000217779_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Water Sustainability Fund
C000217779_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000217779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,750
C000217779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						15,071
C000217779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,950
C000217779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,363	14,363	14,363	$ 14,363
C000217779_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P® Global Water Index
C000217779_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000217779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,799
C000217779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						15,931
C000217779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,619
C000217779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,056	15,056	15,056	$ 15,056
C000217779_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000217779_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 10,000
C000217779_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,918
C000217779_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						15,538
C000217779_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,529
C000217779_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708	14,708	$ 14,708
C000217779_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.32%
C000217779_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	15.53%
C000217779_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.29%
C000217779_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.48%
C000235240_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable U.S. Equity Fund
C000235240_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235240_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,250
C000235240_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,669	$ 9,669	9,669	9,669
C000235240_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000235240_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235240_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,431
C000235240_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,669	$ 9,669	9,669	9,669
C000235240_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000235240_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000235240_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,374
C000235240_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,564	$ 9,564	$ 9,564	9,564
C000235240_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.61%
C000235240_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.96%
C000235240_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000235240_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.36%
C000227890_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000227890_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,650
C000227890_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,550
C000227890_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,502
C000227890_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,972	10,972	$ 10,972	10,972
C000227890_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227890_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227890_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227890_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227890_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227890_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227890_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227890_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227890_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227890_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	$ 12,101	12,101
C000227890_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.54%
C000227890_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.18%
C000227890_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.06%
C000227890_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.43%
C000227890_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227890_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000227897_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000227897_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227897_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,347
C000227897_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,634
C000227897_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,077	12,077	$ 12,077	12,077
C000227897_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227897_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227897_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227897_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227897_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227897_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227897_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227897_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,518
C000227897_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,711
C000227897_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	12,390	$ 12,390	12,390
C000227897_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.36%
C000227897_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.58%
C000227897_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.36%
C000227897_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.58%
C000227897_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227897_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000227889_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000227889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,425
C000227889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,369
C000227889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,341
C000227889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,792	10,792	$ 10,792	10,792
C000227889_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227889_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	$ 12,101	12,101
C000227889_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.94%
C000227889_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.61%
C000227889_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.38%
C000227889_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.68%
C000227889_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227889_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000227894_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Climate Action Fund
C000227894_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227894_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,900
C000227894_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,893
C000227894_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,542	11,542	$ 11,542	11,542
C000227894_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Climate Change Index
C000227894_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227894_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,303
C000227894_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,791
C000227894_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,536	12,536	$ 12,536	12,536
C000227894_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
C000227894_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227894_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,415
C000227894_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,650
C000227894_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	$ 12,101	12,101
C000227894_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.79%
C000227894_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.96%
C000227894_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.03%
C000227894_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.93%
C000227895_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000227895_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,425
C000227895_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						8,872
C000227895_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,218
C000227895_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,640	11,640	$ 11,640	11,640
C000227895_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA IMI ESG Leaders Index
C000227895_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227895_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,683
C000227895_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,926
C000227895_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,914	12,914	$ 12,914	12,914
C000227895_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000227895_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 10,000
C000227895_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 9,518
C000227895_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,711
C000227895_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,390	$ 12,390	$ 12,390	$ 12,390
C000227895_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.01%
C000227895_ClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.26%
C000227895_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.27%
C000227895_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.39%
C000227895_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.10%
C000227895_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.02%